Share Based Payments	12 Months Ended
Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Payments

24. SHARE BASED PAYMENTS

(a) Employee option plan

During the year ended June 30, 2020, there were no options issued under Employee Option Plan (2019: 16,000,000 unlisted options were granted at no cost). The Company, however issued various unlisted options to underwriters and sub-underwriters as a part of capital raising costs. Please refer to further details on options on Note 22.

(b) Performance Rights Issuance

After receiving requisite shareholder approval on November 29, 2018, the Company has issued 76,250,000 performance rights to Directors of the Company as follows:

●	7,500,000 Class A Performance Rights, 25,000,000 Class B Performance Rights and 25,000,000 Class C performance Rights to Dr Paul Kasian
●	3,750,000 Class A Performance Rights to Dr Lindsay Wakefield
●	6,250,000 Class A Performance Rights to Dr Jerzy Muchnicki
●	5,000,000 Class A Performance Rights to Mr. Peter Rubinstein
●	3,750,000 Class A Performance Rights to Mr. Xue Lee

The Company has accounted for these performance rights in accordance with its accounting policy for share-based payment transactions and has recorded net reversal of $43,484 of associated expense in the current year end (2019: $104,441).

During the year, 3,750,000 performance rights previously issued to Mr. Xue Lee in the year ended June 30, 2019 were forfeited during the year ended June 30, 2020. Additionally, 57,500,000 performance rights previously issued to Dr. Paul Kasian in the year ended June 30, 2019 were forfeited in the year ended June 30, 2020. Due to the forfeiture of performance rights, a reversal amounting to A$81,984 relating to previously expensed amounts was accounted for during the current reporting period.

Valuation of Performance Rights

The Performance Rights are not currently quoted on the ASX and as such have no ready market value. The Performance Rights each grant the holder a right of grant of one ordinary Share in the Company upon vesting of the Performance Rights for nil consideration. Accordingly, the Performance Rights may have a present value at the date of their grant. Various factors impact upon the value of Performance Rights including:

●	the period outstanding before the expiry date of the Performance Rights;

●	the underlying price or value of the securities into which they may be converted;

●	the proportion of the issued capital as expanded consequent upon conversion of the Performance Rights into Shares (i.e. whether or not the shares that might be acquired upon exercise of the options represent a controlling or other significant interest); and

●	the value of the shares into which the Performance Rights may be converted.

There are various formulae which can be applied to determining the theoretical value of options (including the formula known as the Black-Scholes Model valuation formula and the Monte Carlo simulation).

The Company has commissioned an independent valuation of the Performance Rights. The independent valuer has applied the Monte Carlo simulation in providing the valuation of the Performance Rights.

Inherent in the application of the Monte Carlo simulation are a number of inputs, some of which must be assumed. The data relied upon in applying the Monte Carlo simulation was:

a)	exercise price being 0.0 cents per Performance Right for all classes;

b)	VWAP hurdle (10 days consecutive share price hurdle) equaling 2.0 cents for Class A and Class B and 3.3 cents for Class C Performance Rights;

c)	the continuously compounded risk-free rate being 2.02% for all classes of Performance Rights (calculated with reference to the RBA quoted Commonwealth Government bonds as at 8 October 2018 of similar duration to that of the expected life of each class of Performance Right);

d)	the expected option life of 2.8 years for all classes of Performance Rights; and

e)	a volatility measure of 80%.

Performance hurdles

The Class A Performance Rights vest and are exercisable upon the Share price reaching $0.02 or greater for more than 10 day consecutive ASX trading days.

The Directors, being the recipients of the Performance Rights, must remained engaged by the Company at the time of satisfaction of the performance hurdle in order for the relevant Performance Right to vest.

Based on the independent valuation of the performance rights, the company agrees that the total value of the performance rights to be issued to each director (depending on the share price at issue) is as follows:

Performance rights vested during the year

	Number of Performance Rights issued	Valuation per Class A (cents)		Total fair value of Class A Performance Rights		Expense accounted for during the year
Dr. Lindsay Wakefield	3,750,000	0.77	A	$28,875	A	$9,625
Dr. Jerzy Muchnicki	6,250,000	0.77	A	$48,125	A	$16,042
Mr. Peter Rubinstein	5,000,000	0.77	A	$38,500	A	$12,833
Total	15,000,000		A	$115,500	A	$38,500

Performance rights cancelled/forfeited during the year

Mr. Xue Lee[2]	3,750,000	0.77	A	$28,875	A	$(5,616)
Dr. Paul Kasian	7,500,000	0.77	A	$57,750	A	$(11,229)
Total	11,250,000		A	$86,625	A	$(16,845)

Valuation of Class B Performance Rights

	Number of Performance Rights issued	Valuation per Class B (cents)		Total fair value of Class B Performance Rights		Expense accounted for during the year
Dr Paul Kasian[1]	25,000,000	0.77	A	$192,500	A	$(37,431)

Valuation of Class C Performance Rights

	Number of Performance Rights issued	Valuation per Class B (cents)		Total fair value of Class B Performance Rights		Expense accounted for during the year
Dr Paul Kasian[1]	25,000,000	0.57	A	$142,500	A	$(27,708)

Notes:

1 Dr Paul Kasian resigned on September 24, 2019.

2 Mr. Xue Lee resigned on July 9, 2019

(c) Expenses arising from share-based payment transactions

Total expenses arising from share-based payment transactions recognized during the period as part of employee benefit expense were as follows:

	Consolidated
	2020	2019	2018
	$	$	$
Kentgrove options issued	16,667	15,278	—
Performance rights issued	38,500	104,441	—
Reversal of forfeited Performance Rights	(81,984)	—	—
Options issued under employee option plan	12,375	215,383	129,635
Total expenses arising from share-based payments	(14,442)	335,102	129,635

(d) Securities issued during capital raise

The following information relates to options granted and issued against the capital raising costs year ended June 30, 2020;

Director	Grant date of issued options	Number of options issued
Mr. Peter Rubinstein	November 28, 2019	125,000,000
Dr Jerzy Muchnicki	November 28, 2019	125,000,000
Total		250,000,000

2020
Grant Date	November 28, 2019
Options issued	250,000,000
Dividend yield	-
Historic volatility and expected volatility	136%
Option exercise price	$0.008
Fair value of options at grant date	$0.003
Weighted average exercise price	$0.008
Risk-free interest rate	0.85%
Expected life of an option	3 years
Model used	Black-Scholes
Valuation amount	$1,056,054

Director	Grant date of issued options	Number of options issued
Various underwriters	October 30, 2019	250,000,000
Total		250,000,000

2020
Grant Date	October 30, 2019
Options issued	250,000,000
Dividend yield	-
Historic volatility and expected volatility	136%
Option exercise price	$0.008
Fair value of options at grant date	$0.003
Weighted average exercise price	$0.008
Risk-free interest rate	0.78%
Expected life of an option	3 years
Model used	Black-Scholes
Valuation amount	$817,666

Director	Grant date of issued options	Number of options issued
Lodge Corporate Pty Ltd	March 6, 2020	5,000,000
Total		5,000,000

2020
Grant Date	March 6, 2020
Options issued	5,000,000
Dividend yield	-
Historic volatility and expected volatility	141%
Option exercise price	$0.008
Fair value of options at grant date	$0.007
Weighted average exercise price	$0.008
Risk-free interest rate	0.36%
Expected life of an option	3 years
Model used	Black-Scholes
Valuation amount	$29,340